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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         The Vertical Group, L.P.
                 -------------------------------
   Address:      25 DeForest Avenue
                 -------------------------------
                 Summit, NJ 07901
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-10845
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John E. Runnells
         -------------------------------
Title:    General Partner
         -------------------------------
Phone:    (908) 277-3737
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ John E. Runnells          Summit, New Jersey   February 10, 2006
   -------------------------------    ------------------   -----------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------
Form 13F Information Table Entry Total:          20
                                        --------------------
Form 13F Information Table Value Total:      $ 217,415
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      None

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                          FORM 13F INFORMATIONAL TABLE

      COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
--------------------------- -------------- --------- -------- ---------------------- ------------ ---------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE   SHARED  NONE
--------------------------- -------------- --------- -------- --------- ----- ------ ------------ ---------- --------- ------ ------
Advanced Magnetics Inc.     COM            00753P103      101     9,100 SH               SOLE        N/A         9,100
Allscripts Health Solutions COM            01988P108    7,836   584,800 SH               SOLE        N/A       584,800
Am. Med. Systems            COM            02744M108   10,783   604,754 SH               SOLE        N/A       604,754
Celgene Corporation         COM            151020104   14,580   225,000 SH               SOLE        N/A       225,000
Dexcom Inc.                 COM            252131107    2,770   185,686 SH               SOLE        N/A       185,686
EV3 Inc.                    COM            26928A200   41,297 2,801,724 SH               SOLE        N/A     2,801,724
Foxhollow Technologies      COM            35166A103      958    32,158 SH               SOLE        N/A        32,158
Guidant                     COM            401698105   16,668   257,421 SH               SOLE        N/A       257,421
Johnson & Johnson           COM            478160104    5,988    99,638 SH               SOLE        N/A        99,638
Kyphon                      COM            510577100   25,226   617,840 SH               SOLE        N/A       617,840
Lifecell                    COM            531927101   19,684 1,033,833 SH               SOLE        N/A     1,033,833
Lifecore Biomedical         COM            532187101   19,067 1,175,500 SH               SOLE        N/A     1,175,500
McKesson                    COM            58155Q103    1,779    34,474 SH               SOLE        N/A        34,474
Nortel Networks             COM            656568102      184    60,000 SH               SOLE        N/A        60,000
Orthologic                  COM            68750J107       98    20,000 SH               SOLE        N/A        20,000
St. Jude Med Inc.           COM            790849103   22,339   445,000 SH               SOLE        N/A       445,000
Ventana Med.                COM            92276H106   21,239   501,517 SH               SOLE        N/A       501,517
Westell Technologies Inc.   CLA            957541105       45    10,000 SH               SOLE        N/A        10,000
Wright Med.                 COM            98235T107    5,543   271,723 SH               SOLE        N/A       271,723
Zix Corp.                   COM            98974P100    1,230   644,010 SH               SOLE        N/A       644,010